DISAGGREGATION OF REVENUES	12 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
DISAGGREGATION OF REVENUES

NOTE 19— DISAGGREGATION OF REVENUES

Revenue by region

	For Years ended September 30,
	2024	2023	2022
PRC	$23,542,870	$28,971,115	$28,756,333
Overseas	301,686	551,238	1,152,228
Total revenue	$23,844,556	$29,522,353	$29,908,561

Revenue by product categories

The summary of our total revenues by product categories for the fiscal years ended September 30, 2024, 2023 and 2022 was as follows:

	For Years ended September 30,
	2024	2023	2022
Fragrance compounds	$4,944,475	$14,315,810	$13,710,556
Health supplements (solid drinks)	6,740,630	8,704,468	7,145,708
Bioactive food ingredients	12,159,451	6,502,075	9,052,297
Total revenue	$23,844,556	$29,522,353	$29,908,561

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS